Reclamation deposit	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Reclamation deposit [Text Block]
16.	Reclamation deposit

The Company is required to provide security to the Environmental Protection Agency of Ghana (“EPA”) for the performance by the Company of its reclamation obligations in respect of the Abriem, Abore and Adubea mining leases. The initial security totaled $8.5 million and was made up of a Reclamation Deposit in the amount of $1.7 million and a bank guarantee of $6.8 million. The reclamation deposit accrues interest and is carried at $1.8 million at December 31, 2017 (December 31, 2016 - $1.8 million).

The Reclamation Deposit is held in a Ghanaian Bank in the joint names of the Company and the EPA. The Reclamation Deposit matures annually, but the Company is required to reinstate the deposit until receiving the final completion certificate by the EPA. The Company is expected to be released from this requirement 45 days following the third anniversary of the date the Company receives a final completion certificate.